Restructuring - Summary of Liabilities Recognized Related to Restructuring Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
2023 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Additions	$ 12.8
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (1.0)
Non-cash activity	2.4
Ending Balance	14.2
Expense incurred since the start of the Restructuring Plan	12.8
Expense estimated to be recognized for the Restructuring Plan	100.0
2023 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Additions	$ 9.2
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives
Ending Balance	$ 9.2
Expense incurred since the start of the Restructuring Plan	9.2
Expense estimated to be recognized for the Restructuring Plan	$ 85.0
2023 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives
2023 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Additions	$ 3.6
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (1.0)
Non-cash activity	2.4
Ending Balance	5.0
Expense incurred since the start of the Restructuring Plan	3.6
Expense estimated to be recognized for the Restructuring Plan	15.0
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	38.6	$ 32.1
Additions	$ 37.3	$ 99.7	$ 32.1
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (52.3)	$ (95.1)
Foreign currency exchange rate changes	1.1	1.9
Ending Balance	24.7	38.6	$ 32.1
Expense incurred since the start of the Restructuring Plan	169.1
Expense estimated to be recognized for the Restructuring Plan	180.0		180.0
2021 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	10.5	19.5
Additions	$ 6.0	$ 33.6	$ 19.5
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (12.5)	$ (43.4)
Foreign currency exchange rate changes	0.2	0.8
Ending Balance	4.2	10.5	$ 19.5
Expense incurred since the start of the Restructuring Plan	59.1
Expense estimated to be recognized for the Restructuring Plan	60.0
2021 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	25.0	2.3
Additions	$ 22.0	$ 49.5	$ 2.3
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (30.2)	$ (27.8)
Foreign currency exchange rate changes	0.8	1.0
Ending Balance	17.6	25.0	$ 2.3
Expense incurred since the start of the Restructuring Plan	73.8
Expense estimated to be recognized for the Restructuring Plan	80.0
2021 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	3.1	10.3
Additions	$ 9.3	$ 16.6	$ 10.3
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (9.6)	$ (23.9)
Foreign currency exchange rate changes	0.1	0.1
Ending Balance	2.9	3.1	$ 10.3
Expense incurred since the start of the Restructuring Plan	36.2
Expense estimated to be recognized for the Restructuring Plan	40.0
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	44.3	31.3	63.8
Additions	$ 41.5	$ 69.9	$ 75.0
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (33.2)	$ (54.0)	$ (105.8)
Foreign currency exchange rate changes	(0.3)	(2.9)	(1.7)
Ending Balance	52.3	44.3	31.3
Expense incurred since the start of the Restructuring Plan	319.4
Expense estimated to be recognized for the Restructuring Plan	370.0			$ 370.0
2019 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	28.9	14.8	37.8
Additions	$ 17.4	$ 29.1	$ 7.3
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (2.1)	$ (13.4)	$ (28.7)
Foreign currency exchange rate changes	(0.4)	(1.6)	(1.6)
Ending Balance	43.8	28.9	14.8
Expense incurred since the start of the Restructuring Plan	125.7
Expense estimated to be recognized for the Restructuring Plan	155.0
2019 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	$ 9.0	16.5	10.9
Additions		$ 0.7	$ 18.5
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (3.4)	$ (7.3)	$ (12.9)
Foreign currency exchange rate changes		(0.9)
Ending Balance	5.6	9.0	16.5
Expense incurred since the start of the Restructuring Plan	35.0
Expense estimated to be recognized for the Restructuring Plan	35.0
2019 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	6.4		15.1
Additions	$ 24.1	$ 40.1	$ 49.2
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives	Restructuring And Other Cost Reduction Initiatives
Cash payments	$ (27.7)	$ (33.3)	$ (64.2)
Foreign currency exchange rate changes	0.1	(0.4)	$ (0.1)
Ending Balance	2.9	$ 6.4
Expense incurred since the start of the Restructuring Plan	158.7
Expense estimated to be recognized for the Restructuring Plan	$ 180.0